Investment Objectives and Goals - Calamos Russell 2000® Structured Alt Protection ETF® — April	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® — April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETF® — April (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF ("Underlying ETF") up to a cap of 9.42% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.